                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 717 FIFTH AVENUE
      10TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY         May 14, 2013
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            46

Form 13F Information Table Value Total:     4,362,868
                                           (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



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13F Securities at  03/31/13

                                                                                                          VOTING AUTHORITY
                                                             VALUE     SHARES/             INVSTMT   -----------------------------
NAME OF ISSUER               TITLE OF CLASS      CUSIP      (X$1000)   PRN AMT     SH/PRN  DSCRTN      SOLE     SHARED      NONE
----------------------       --------------    ---------    --------   ---------   ------  --------  ---------  -------   --------
Amdocs Ltd                   ORD                 G02602103    68,710   1,895,461     SH     SOLE      1,777,251     0      118,210
Annaly Capital
   Management Inc            COM                 035710409    34,823   2,191,487     SH     SOLE      2,059,037     0      132,450
Aon Plc                      SHS CL A            G0408V102   110,672   1,799,544     SH     SOLE      1,687,760     0      111,784
Applied Materials Inc        COM                 03820C105   198,985  14,761,512     SH     SOLE     13,843,645     0      917,867
Baker Hughes Inc             COM                 057224107   121,792   2,624,258     SH     SOLE      2,460,500     0      163,758
Bank of America Corp         7.25% CNV PFD       060505682   103,335      84,829     SH     SOLE         79,487     0        5,342
Berkshire Hathaway Inc.
    -Cl A                    CL A                084670108   409,922       2,623     SH     SOLE          2,460     0          163
Berkshire Hathaway Inc.
    -Cl B                    CL B                084670702   109,601   1,051,830     SH     SOLE        986,090     0       65,740
CVS Caremark Corp            COM                 126650100    75,655   1,375,792     SH     SOLE      1,290,279     0       85,513
Cimarex Energy Co            COM                 171798101    40,605     538,238     SH     SOLE        504,855     0       33,383
DeVry Inc.                   COM                 251893103    89,821   2,829,005     SH     SOLE      2,652,612     0      176,393
Dell Inc.                    COM                 24702R101    93,302   6,510,972     SH     SOLE      6,110,636     0      400,336
Devon Energy Corp            COM                 25179M103   318,591   5,646,771     SH     SOLE      5,294,224     0      352,547
ERA Group Inc                COM                 26885G109    13,221     629,576     SH     SOLE        592,216     0       37,360
Energen Corp                 COM                 29265N108    50,391     968,867     SH     SOLE        909,522     0       59,345
Energizer Holdings Inc       COM                 29266R108    62,754     629,243     SH     SOLE        590,223     0       39,020
Expeditors Intl of
    Washington Inc.          COM                 302130109   235,508   6,591,329     SH     SOLE      6,184,292     0      407,037
Gold SPDR Trust              GOLD SHS            78463V107        97         629     SH     SOLE            629     0            0
Gold iShares Trust ETF       ISHARES             464285105   173,069  11,151,374     SH     SOLE      8,488,152     0    2,663,222
Goldman Sachs                COM                 38141G104    60,122     408,575     SH     SOLE        383,421     0       25,154
Google Inc.                  CL A                38259P508   180,094     226,810     SH     SOLE        212,919     0       13,891
Hewlett Packard Co.          COM                 428236103    49,173   2,062,636     SH     SOLE      1,935,812     0      126,824
IAMGOLD Corp.                COM                 450913108    11,563   1,605,909     SH     SOLE      1,605,909     0            0
Ingram Micro Inc             CL A                457153104    91,287   4,638,581     SH     SOLE      4,350,116     0      288,465
Itau Unibanco S.A. ADR       SPON ADR REP PFD    465562106    68,332   3,838,876     SH     SOLE      3,699,032     0      139,844
Liberty Interactive Corp     INT COM SER A       53071M104    44,376   2,076,560     SH     SOLE      1,948,750     0      127,810
Marsh & McLennan Cos Inc.    COM                 571748102    40,274   1,060,676     SH     SOLE        993,892     0       66,784
Mastercard Inc. Class A      CL A                57636Q104   151,941     280,784     SH     SOLE        263,287     0       17,497
Microsoft                    COM                 594918104   182,569   6,382,404     SH     SOLE      5,985,269     0      397,135
National Cinemedia Inc       COM                 635309107       821      52,003     SH     SOLE         49,540     0        2,463
Net 1 UEPS Technologies      COM                 64107N206    89,900  12,148,687     SH     SOLE     11,615,432     0      533,255
News Corp - Class A          CL A                65248E104    12,696     416,122     SH     SOLE        416,122     0            0
News Corp - Class B          CL B                65248E203    67,012   2,178,530     SH     SOLE      2,080,230     0       98,300
Nortel Inversora - ADR       SPON ADR REP PFD B  656567401     1,209      82,616     SH     SOLE         82,616     0            0
Occidental Petroleum Corp    COM                 674599105   129,664   1,654,516     SH     SOLE      1,551,024     0      103,492
Oracle Corp                  COM                 68389X105   170,924   5,286,847     SH     SOLE      4,957,982     0      328,865
SK Telecom-ADR               SPON ADR            78440P108    45,637   2,553,842     SH     SOLE      2,454,299     0       99,543
Seacor Holdings Inc          COM                 811904101    43,943     596,397     SH     SOLE        559,037     0       37,360
Sealed Air Corp              COM                 81211K100    34,208   1,418,826     SH     SOLE      1,331,826     0       87,000
Spansion Inc - Cl A          COM CL A            84649R200    26,709   2,075,288     SH     SOLE      1,947,236     0      128,052
Telephone & Data Systems     COM                 879433829    25,308   1,201,141     SH     SOLE      1,125,230     0       75,911
Texas Instruments Inc        COM                 882508104   124,540   3,510,134     SH     SOLE      3,292,031     0      218,103
Total SA - Spon ADR          SPON ADR            89151E109   176,692   3,682,608     SH     SOLE      3,530,992     0      151,616
US Cellular Corp             COM                 911684108    19,515     542,097     SH     SOLE        444,727     0       97,370
Washington Post              CL B                939640108   189,499     423,936     SH     SOLE        397,617     0       26,319
Zebra Technologies           CL A                989207105    14,007     297,209     SH     SOLE        278,870     0       18,339